Financial Instruments - Schedule of Financial Assets and Financial Liabilities are Measured at Fair Value on a Recurring Basis (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Fair value	$ 59,077,759	$ 50,558,310
Investment funds [member] | Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Fair value	$ 931,273	$ 458,053
Fair value hierarchy	Level 1